NUVEEN MUTUAL FUNDS

SUPPLEMENT TO PROSPECTUSES

Dated June 22, 2007

Nuveen Municipal Trust Prospectus dated August 28, 2006, as supplemented March 7, 2007, May 18, 2007 and May 25, 2007	Nuveen Multistate Trust IV Prospectus dated September 28, 2006, as supplemented March 1, 2007

Nuveen Multistate Trust I Prospectuses dated September 28, 2006, as supplemented March 1, 2007 and April 1, 2007	Nuveen Investment Trust Prospectus dated October 30, 2006, as supplemented February 1, 2007, April 4, 2007 and May 1, 2007 Prospectus dated October 30, 2006 Prospectus dated January 8, 2007

Nuveen Multistate Trust II Prospectuses dated June 28, 2006, as supplemented July 14, 2006 and March 7, 2007

Nuveen Investment Trust II

    Prospectus dated October 19, 2006, as supplemented April 1, 2007 and June 19, 2007

    Prospectus dated November 28, 2006, as supplemented April 17, 2007

    Prospectus dated November 28, 2006

Nuveen Multistate Trust III Prospectus dated September 28, 2006, as supplemented March 1, 2007	Nuveen Investment Trust III Prospectus dated January 29, 2007, as supplemented May 23, 2007

Nuveen Investment Trust V Prospectus dated February 2, 2007	Nuveen Managed Accounts Portfolios Trust Prospectus dated May 31, 2007

On June 20, 2007, Nuveen Investments announced that it had entered into a definitive Agreement and Plan of Merger (“Merger Agreement”) to be acquired by an investor group majority-led by Madison Dearborn Partners, LLC. Madison Dearborn Partners, LLC is a private equity investment firm based in Chicago, Illinois. The investor group’s financial advisors and investors include Merrill Lynch and Merrill Lynch Global Private Equity, Wachovia and Wachovia Capital Partners, LLC, Citi, Deutsche Bank and Deutsche Bank Investment Partners and Morgan Stanley. The merger is expected to be completed by the end of the year, subject to customary conditions, including obtaining the approval of Nuveen Investments’ stockholders, obtaining necessary fund and client consents sufficient to satisfy the terms of the Merger Agreement and expiration of certain regulatory waiting periods. The obligation of the investor group to consummate the merger is not conditioned on its obtaining financing. The Merger Agreement includes a “go shop” provision through July 19, 2007 during which Nuveen Investments may actively solicit and negotiate competing takeover proposals. There can be no assurance that the merger described above will be consummated as contemplated or that necessary shareholder approvals will be obtained.

The consummation of the merger will be deemed to be an “assignment” (as defined in the 1940 Act) of the investment management agreements between the Funds and NAM, and, for particular Funds whose assets are managed by one or more sub-advisers, the investment sub-advisory agreements between NAM and such sub-advisers, and will result in the automatic termination of each agreement. It is anticipated that the Board of Trustees of the Funds will consider a new investment management agreement with NAM and investment sub-advisory agreements with each sub-adviser prior to the consummation of the merger. If approved by the Board, the new agreements would be presented to the Funds’ shareholders for approval, and, if so approved by shareholders, would take effect upon consummation of the merger or such later time as shareholder approval is obtained.

Upon consummation of the merger, it is anticipated that Merrill Lynch will be an indirect “affiliated person” (as that term is defined in the 1940 Act) of the Funds. As a result, the Funds would then generally be prohibited from entering into principal transactions with Merrill Lynch and certain of its affiliates. NAM and the Funds do not believe that any such prohibition or limitation would have a materially adverse effect on the Funds’ ability to pursue their investment objectives and policies.

There will be no change in the portfolio management of the Funds or in the Funds’ investment objectives or policies as a result of these transactions.

NUVEEN MUTUAL FUNDS

SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION

Dated June 22, 2007

Nuveen Municipal Trust Statement of Additional Information dated August 28, 2006, as supplemented January 9, 2007	Nuveen Multistate Trust IV Statement of Additional Information dated September 28, 2006, as supplemented March 1, 2007

Nuveen Multistate Trust I Statement of Additional Information dated September 28, 2006

Nuveen Investment Trust

    Statement of Additional Information dated October 30, 2006, as supplemented November 13, 2006

    Statement of Additional Information dated October 30, 2006

    Statement of Additional Information dated January 8, 2007

Nuveen Multistate Trust II Statement of Additional Information dated June 28, 2006, as supplemented July 12, 2006	Nuveen Investment Trust II Statement of Additional Information dated October 19, 2006, as supplemented April 1, 2007 and June 19, 2007 Statement of Additional Information dated November 28, 2006

Nuveen Multistate Trust III Statement of Additional Information dated September 28, 2006	Nuveen Investment Trust III Statement of Additional Information dated January 29, 2007, as supplemented May 23, 2007

Nuveen Investment Trust V Statement of Additional Information dated February 2, 2007	Nuveen Managed Accounts Portfolios Trust Statement of Additional Information dated May 31, 2007

On June 20, 2007, Nuveen Investments announced that it had entered into a definitive Agreement and Plan of Merger (“Merger Agreement”) to be acquired by an investor group majority-led by Madison Dearborn Partners, LLC. Madison Dearborn Partners, LLC is a private equity investment firm based in Chicago, Illinois. The investor group’s financial advisors and investors include Merrill Lynch and Merrill Lynch Global Private Equity, Wachovia and Wachovia Capital Partners, LLC, Citi, Deutsche Bank and Deutsche Bank Investment Partners and Morgan Stanley. The merger is expected to be completed by the end of the year, subject to customary conditions, including obtaining the approval of Nuveen Investments’ stockholders, obtaining necessary fund and client consents sufficient to satisfy the terms of the Merger Agreement and expiration of certain regulatory waiting periods. The obligation of the investor group to consummate the merger is not conditioned on its obtaining financing. The Merger Agreement includes a “go shop” provision through July 19, 2007 during which Nuveen Investments may actively solicit and negotiate competing takeover proposals. There can be no assurance that the merger described above will be consummated as contemplated or that necessary shareholder approvals will be obtained.

The consummation of the merger will be deemed to be an “assignment” (as defined in the 1940 Act) of the investment management agreements between the Funds and NAM, and for particular funds whose assets are managed by one or more sub-advisers, the investment sub-advisory agreements between NAM and such sub-advisers, and will result in the automatic termination of each agreement. It is anticipated that the Board of Trustees of the Funds will consider a new investment management agreement with NAM and investment sub-advisory agreements with each sub-adviser prior to the consummation of the merger. If approved by the Board, the new agreements would be presented to the Funds’ shareholders for approval, and, if so approved by shareholders, would take effect upon consummation of the merger.

Upon consummation of the merger, it is anticipated that Merrill Lynch and its affiliates will be indirect “affiliated persons” (as that term is defined in the 1940 Act) of the Funds. As a result, the Funds would then generally be prohibited from entering into principal transactions with Merrill Lynch and certain of its affiliates. NAM and the Funds do not believe that any such prohibition or limitation would have a materially adverse effect on the Funds’ ability to pursue their investment objectives and policies.

There will be no change in the portfolio management of the Funds or in the Funds’ investment objectives or policies as a result of these transactions.